Financial Instruments with Preferred Rights	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Financial Instruments with Preferred Rights

24. Financial Instruments with Preferred Rights

The Group has completed a series of financings by issuing preferred shares with the following details:

			Subscription
		Number of	consideration
Date of subscription	Round	preferred shares	RMB’000
March 3, 2016	Series Pre-A	3,109,000	33,110
January 3, 2017	Series A	8,471,200	137,868
December 20, 2018	Series B	10,127,579	379,148
August 21, 2020/December 1, 2020	Series C	21,349,537	923,247
		43,057,316	1,473,373

After the Share Consolidation, the above number of preferred shares were changed to 24,745,572 and together with additional 46,232 preferred shares as disclosed in the Note 22, the Company’s issued and outstanding preferred shares were 24,791,804 prior to March 19, 2021.

Movements of financial instruments with preferred rights during the years ended December 31, 2020 and 2021 was as follows:

Fair value
RMB’000
As of January 1, 2020	643,008
Issuance of Series C Preferred Shares	923,247
Change in fair value recognized in profit or loss	579,286
Share-based compensation to additional Series C preferred shareholder	19,655
Change in fair value due to foreign currency translation recognized in other comprehensive income	(93,688)
As of December 31, 2020	2,071,508
Change in fair value recognized in profit or loss	674,269
Change in fair value due to foreign currency translation recognized in other comprehensive income	(2,152)
Converted to ordinary shares upon IPO	(2,743,625)
As of December 31, 2021	—

The Group used the IPO price (USD 17) to determine the fair value of the financial instruments with preferred rights on March 19, 2021. Upon completion of the IPO in March 2021, such preferred shares were converted to ordinary share on a one-for-one basis.